Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 9,216	$ 5,297	$ 23,577	$ 14,633
Tax impact of restructuring and other items	0	0	0	(1,850)
Provision for income taxes after restructuring and other items	$ 9,216	$ 5,297	$ 23,577	$ 12,783